CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUES	$ 563	$ 477	$ 2,310	$ 2,818
COST OF REVENUES	497	514	2,606	2,034
GROSS PROFIT (LOSS)	66	(37)	(296)	784
OPERATING EXPENSES:
Research and development	478	1,352	3,642	8,744
Selling and marketing	386	1,017	3,178	6,613
General and administrative	1,589	1,970	6,387	9,125
Restructuring and impairment		514	982
Total operating expenses	2,453	4,853	14,189	24,482
LOSS FROM OPERATIONS	(2,387)	(4,890)	(14,485)	(23,698)
FINANCIAL EXPENSES, net:
Interest expenses	179	301	1,036	1,409
Other financial expenses (income)	42	5	60	(24)
Total financial expenses	221	306	1,096	1,385
LOSS BEFORE TAX EXPENSES	(2,608)	(5,196)	(15,581)	(25,083)
TAX EXPENSES	1	16	4	12
NET LOSS	$ (2,609)	$ (5,212)	$ (15,585)	$ (25,095)
NET LOSS PER SHARE - basic and diluted (in dollars per share)	$ (0.32)	$ (1.04)	$ (2.23)	$ (7.09)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTING NET LOSS PER SHARE - basic and diluted (in shares)	8,042,082	4,991,519	6,976,378	3,539,364